REDEEMABLE SHARES (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE SHARES
Schedule of redeemable shares

		Carrying value at	Change in	Carrying value at
	Number	the date of re-	carrying	December 31,
Series	of shares	classification	value	2021
		RMB	RMB	RMB
Series A+	3,029,522	284,480	—	284,480
Series B	7,881,155	742,091	—	742,091
Series B+	3,957,617	375,599	—	375,599
Series C-1	4,289,102	416,021	—	416,021
Series C-2	6,176,311	598,974	—	598,974
Series C-3	5,594,483	542,489	—	542,489
Series C+	956,657	96,763	—	96,763
Series D	22,666,666	2,404,316	79,758	2,484,074
Total	54,551,513	5,460,733	79,758	5,540,491

			Change in
	Number of	Carrying value at	carrying	Carrying value at
Series	shares	December 31, 2021	value	December 31, 2022
		RMB	RMB	RMB
Series A+	3,029,522	284,480	—	284,480
Series B	7,881,155	742,091	—	742,091
Series B+	3,957,617	375,599	—	375,599
Series C-1	4,289,102	416,021	—	416,021
Series C-2	6,176,311	598,974	—	598,974
Series C-3	5,594,483	542,489	—	542,489
Series C+	956,657	96,763	—	96,763
Series D	22,666,666	2,484,074	446,419	2,930,493
Total	54,551,513	5,540,491	446,419	5,986,910

Schedule of redemption value of the redeemable shares

Redemption
value as of
Series	December 31, 2022
RMB
Series A+	53,514
Series B	157,050
Series B+	110,451
Series C-1	226,775
Series C-2	324,984
Series C-3	292,483
Series C+	83,599
Series D	2,930,544
Total	4,179,400